UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               --------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           ----------------------------------------------------
Address:   10 WRIGHT STREET
           ----------------------------------------------------
           WESTPORT, CT 06880
           ----------------------------------------------------

Form 13F File Number: 028-13963
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   JERROLD N. FINE
        ------------------------------------------
Title:  MANAGING MEMBER OF THE GENERAL PARTNER
        ------------------------------------------
Phone:  203-226-7591
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jerrold N. Fine                Westport, CT                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $      145,487
                                         --------------
                                         (In Thousands)


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number               Name

        1.      028-12871                     CHARTER OAK MANAGEMENT GP LLC

        2.      028-13964                     FINE PARTNERS, L.P.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABS                  COM            002824100    3,658   74,583 SH       DEFINED    1, 2      74,583      0    0
ABBOTT LABS                  COM            002824100      270    5,500 SH       DEFINED    1          5,500      0    0
ALCOA INC                    COM            013817101    3,665   93,128 SH       DEFINED    1, 2      93,128      0    0
ALCOA INC                    COM            013817101      270    6,870 SH       DEFINED    1          6,870      0    0
AMARIN CORP PLC              SPONS ADR NEW  023111206    1,020  139,692 SH       DEFINED    1, 2     139,692      0    0
AMARIN CORP PLC              SPONS ADR NEW  023111206       75   10,302 SH       DEFINED    1         10,302      0    0
AMGEN INC                    COM            031162100    4,977   93,117 SH       DEFINED    1, 2      93,117      0    0
AMGEN INC                    COM            031162100      367    6,868 SH       DEFINED    1          6,868      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108    3,774   66,011 SH       DEFINED    1, 2      66,011      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108      278    4,868 SH       DEFINED    1          4,868      0    0
CALGON CARBON CORP           COM            129603106    1,479   93,130 SH       DEFINED    1, 2      93,130      0    0
CALGON CARBON CORP           COM            129603106      109    6,870 SH       DEFINED    1          6,870      0    0
EVEREST RE GROUP LTD         COM            G3223R108   13,437  152,381 SH       DEFINED    1, 2     152,381      0    0
EVEREST RE GROUP LTD         COM            G3223R108      991   11,237 SH       DEFINED    1         11,237      0    0
GENERAL MLS INC              COM            370334104    2,552   69,827 SH       DEFINED    1, 2      69,827      0    0
GENERAL MLS INC              COM            370334104      188    5,149 SH       DEFINED    1          5,149      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105        0        1 SH       DEFINED    1              1      0    0
HYPERDYNAMICS CORP           COM            448954107    1,721  372,506 SH       DEFINED    1, 2     372,506      0    0
HYPERDYNAMICS CORP           COM            448954107      127   27,479 SH       DEFINED    1         27,479      0    0
ITRON INC                    COM            465741106    3,168   56,139 SH       DEFINED    1, 2      56,139      0    0
ITRON INC                    COM            465741106      234    4,140 SH       DEFINED    1          4,140      0    0
KAR AUCTION SVCS INC         COM            48238T109    1,211   78,938 SH       DEFINED    1, 2      78,938      0    0
KAR AUCTION SVCS INC         COM            48238T109       89    5,821 SH       DEFINED    1          5,821      0    0
KOHLS CORP                   COM            500255104    2,479   46,733 SH       DEFINED    1, 2      46,733      0    0
KOHLS CORP                   COM            500255104      183    3,446 SH       DEFINED    1          3,446      0    0
LINCOLN NATL CORP IND        COM            534187109    2,987   99,445 SH       DEFINED    1, 2      99,445      0    0
LINCOLN NATL CORP IND        COM            534187109      220    7,333 SH       DEFINED    1          7,333      0    0
LOWES COS INC                COM            548661107    3,223  121,934 SH       DEFINED    1, 2     121,934      0    0
LOWES COS INC                COM            548661107      238    8,992 SH       DEFINED    1          8,992      0    0
METLIFE INC                  COM            59156R108   10,393  232,358 SH       DEFINED    1, 2     232,358      0    0
METLIFE INC                  COM            59156R108      766   17,135 SH       DEFINED    1         17,135      0    0
MICROSOFT CORP               COM            594918104    4,847  190,914 SH       DEFINED    1, 2     190,914      0    0
MICROSOFT CORP               COM            594918104      358   14,082 SH       DEFINED    1         14,082      0    0
MYLAN INC                    COM            628530107   12,314  543,405 SH       DEFINED    1, 2     543,405      0    0
MYLAN INC                    COM            628530107      908   40,072 SH       DEFINED    1         40,072      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100    1,548   79,158 SH       DEFINED    1, 2      79,158      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100      114    5,837 SH       DEFINED    1          5,837      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   16,491  157,824 SH       DEFINED    1, 2     157,824      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    1,216   11,637 SH       DEFINED    1         11,637      0    0
ORMAT TECHNOLOGIES INC       COM            686688102    3,540  139,761 SH       DEFINED    1, 2     139,761      0    0
ORMAT TECHNOLOGIES INC       COM            686688102      261   10,308 SH       DEFINED    1         10,308      0    0
POLARIS INDS INC             COM            731068102      510    5,857 SH       DEFINED    1, 2       5,857      0    0
POLARIS INDS INC             COM            731068102       38      432 SH       DEFINED    1            432      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101    1,006   69,834 SH       DEFINED    1, 2      69,834      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101       74    5,151 SH       DEFINED    1          5,151      0    0
RAILAMERICA INC              COM            750753402    2,543  149,254 SH       DEFINED    1, 2     149,254      0    0
RAILAMERICA INC              COM            750753402      188   11,005 SH       DEFINED    1         11,005      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104    2,767   99,525 SH       DEFINED    1, 2      99,525      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104      204    7,339 SH       DEFINED    1          7,339      0    0
SOUTH JERSEY INDUSTRIES INC  COM            838518108    1,508   26,948 SH       DEFINED    1, 2      26,948      0    0
SOUTH JERSEY INDUSTRIES INC  COM            838518108      111    1,987 SH       DEFINED    1          1,987      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   12,828  298,524 SH       DEFINED    1, 2     298,524      0    0
SOUTHWESTERN ENERGY CO       COM            845467109      946   22,014 SH       DEFINED    1         22,014      0    0
ST JUDE MED INC              COM            790849103    5,424  105,809 SH       DEFINED    1, 2     105,809      0    0
ST JUDE MED INC              COM            790849103      400    7,803 SH       DEFINED    1          7,803      0    0
STREETTRACKS GOLD TRUST      COM            863307104    1,339    9,575 SH       DEFINED    1, 2       9,575      0    0
STREETTRACKS GOLD TRUST      COM            863307104       99      706 SH       DEFINED    1            706      0    0
WAL MART STORES INC          COM            931142103    9,086  174,554 SH       DEFINED    1, 2     174,554      0    0
WAL MART STORES INC          COM            931142103      670   12,873 SH       DEFINED    1         12,873      0    0